UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   8.4%
-------------------------------------------------------------------------------
Software                                                                   8.4
-------------------------------------------------------------------------------
Internet Software & Services                                               5.6
-------------------------------------------------------------------------------
Biotechnology                                                              5.5
-------------------------------------------------------------------------------
Communications Equipment                                                   5.4
-------------------------------------------------------------------------------
Pharmaceuticals                                                            5.4
-------------------------------------------------------------------------------
Health Care Providers & Services                                           4.8
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              4.5
-------------------------------------------------------------------------------
Health Care Equipment & Supplies                                           3.3
-------------------------------------------------------------------------------
Commercial Banks                                                           3.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004 and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
-------------------------------------------------------------------------------
Martek Biosciences Corp.                                                   2.1%
-------------------------------------------------------------------------------
Westcorp                                                                   1.9
-------------------------------------------------------------------------------
MGI Pharma, Inc.                                                           1.6
-------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A                                            1.6
-------------------------------------------------------------------------------
Activision, Inc.                                                           1.6
-------------------------------------------------------------------------------
FLIR Systems, Inc.                                                         1.6
-------------------------------------------------------------------------------
Autodesk, Inc.                                                             1.5
-------------------------------------------------------------------------------
Macromedia, Inc.                                                           1.4
-------------------------------------------------------------------------------
Shuffle Master, Inc.                                                       1.3
-------------------------------------------------------------------------------
VCA Antech, Inc.                                                           1.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004 and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                         8 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Information Technology                           41.4%

   Semiconductors & Semiconductor Equipment         9.1

   Software                                         9.2

   Internet Software & Services                     6.2

   Communications Equipment                         5.9

   IT Services                                      3.5

   Electronic Equipment & Instruments               3.2

   Computers & Peripherals                          2.5

   Office Electronics                               1.8

  Health Care                                      20.7

  Financials                                       11.1

  Industrials                                      10.9

  Consumer Discretionary                           10.0

  Materials                                         3.2

  Energy                                            2.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended September 30, 2004, the Fund's performance trailed that of its benchmark. Despite relatively strong gains from several consumer cyclical holdings, disappointing results among individual stock selections in the education, health care and technology sectors undermined returns.

      The Fund's investment strategy focuses on small-cap growth companies that exhibit leadership potential within their market sector. In particular, we seek to uncover little-known companies with a competitive advantage in their marketplace. We target those we believe offer innovative products or services, rapidly accelerating earnings, sustainable growth rates and proven management teams. To try to moderate the risks associated with small company stocks, we also diversify investments among a variety of high-potential companies in different industries.

      Our aggressive style of investing in small-cap growth stocks generally positions the Fund to benefit in strong markets, while often underperforming in weak ones. Such proved the case during the second half of the reporting period, when small-cap growth stocks lost significantly more ground then their large-cap and value-oriented counterparts. This trend was most apparent in the technology sector, an area in which the Fund generally finds a relatively large number of attractive investments. For example, many semiconductor holdings, such as a supplier of single-chip image sensors declined sharply in response to short-term earnings weakness despite solid, longer-term fundamentals. Some other technology holdings, such as a wireless hardware maker also suffered from competitive concerns. However, the Fund cushioned these losses with positions in several strong technology stocks, such as FLIR Systems, Inc., a provider of defense and home security products; and Zebra Technologies Corp., Cl. A, a developer of leading-edge inventory control equipment.

      Other areas that undermined the Fund's relative performance included education and health care. In the education area, several of the Fund's best performers in 2003 were among its greatest disappointments in 2004 when the group came under pressure amid rumors and investigations regarding corporate governance issues. Although most of the questions regarding such stocks were resolved, holdings such as Corinthian Colleges, Inc., failed to fully recover before the end of the period, thereby undermining the Fund's performance. In health care, risk-averse investor sentiment drove stock prices sharply lower for biotechnology holdings, such as photo therapeutics and generic drug holdings,


                         10 | OPPENHEIMER DISCOVERY FUND
despite strong fundamentals. The behavior of Martek Biosciences Corp., one of the Fund's largest holdings, illustrates the sector's recent volatility. Despite strong demand for the company's nutritional additives and increasing production capacity, the stock declined substantially between May and August 2004.

      On the other hand, the Fund delivered relatively strong performance in the consumer cyclical area, where several specialty retail holdings posted gains. For example, Urban Outfitters, Inc., rose as a result of sales growth among its Anthropologie stores; a casual apparel retailer benefited from a favorable shift in fashion trends; and a footwear marketer capitalized on the popularity of its product lines.

      As of the end of the period, we continue to maintain our disciplined focus on small-cap growth investing. As a result, we believe the Fund is well positioned to take advantage of historically low relative valuations in the sector.

      The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A, Class B and Class Y shares, performance is measured over a ten fiscal year period; in the case of Class C shares, from the inception of the class on October 2, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of mid-capitalization stocks. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                         11 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Discovery Fund (Class A)

    S&P 500 Index

    Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                       Discovery Fund                             Russell
    Date                 (Class A)             S&P 500 Index     2000 Index

 09/30/1994                 9,425                10,000            10,000
 12/31/1994                 9,225                 9,998             9,815
 03/31/1995                 9,775                10,971            10,268
 06/30/1995                10,460                12,017            11,231
 09/30/1995                12,066                12,971            12,340
 12/31/1995                12,618                13,751            12,608
 03/31/1996                13,434                14,489            13,251
 06/30/1996                15,048                15,138            13,914
 09/30/1996                15,416                15,607            13,961
 12/31/1996                14,485                16,906            14,687
 03/31/1997                12,601                17,360            13,928
 06/30/1997                14,934                20,388            16,185
 09/30/1997                16,827                21,915            18,594
 12/31/1997                15,985                22,545            17,972
 03/31/1998                17,769                25,687            19,779
 06/30/1998                16,962                26,540            18,857
 09/30/1998                13,330                23,906            15,058
 12/31/1998                15,666                28,992            17,514
 03/31/1999                13,964                30,436            16,564
 06/30/1999                15,277                32,577            19,140
 09/30/1999                14,875                30,548            17,930
 12/31/1999                23,704                35,090            21,237
 03/31/2000                27,258                35,894            22,741
 06/30/2000                23,736                34,940            21,882
 09/30/2000                24,119                34,602            22,124
 12/31/2000                20,561                31,896            20,595
 03/31/2001                16,621                28,117            19,256
 06/30/2001                19,886                29,762            22,007
 09/30/2001                15,192                25,395            17,432
 12/31/2001                18,177                28,108            21,107
 03/31/2002                18,058                28,186            21,948
 06/30/2002                15,344                24,412            20,115
 09/30/2002                12,969                20,197            15,810
 12/31/2002                13,796                21,898            16,784
 03/31/2003                13,171                21,209            16,030
 06/30/2003                15,991                24,472            19,785
 09/30/2003                17,824                25,120            21,581
 12/31/2003                19,174                28,176            24,715
 03/31/2004                19,877                28,653            26,262
 06/30/2004                19,656                29,146            26,386
 09/30/2004                17,870                28,601            25,633

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year -5.51%   5-Year 2.52%   10-Year 5.98%



                         12 | OPPENHEIMER DISCOVERY FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Discovery Fund (Class B)

    S&P 500 Index

    Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                       Discovery Fund                             Russell
    Date                 (Class B)             S&P 500 Index     2000 Index

 09/30/1994                 10,000                10,000          10,000
 12/31/1994                  9,772                 9,998           9,815
 03/31/1995                 10,335                10,971          10,268
 06/30/1995                 11,036                12,017          11,231
 09/30/1995                 12,704                12,971          12,340
 12/31/1995                 13,257                13,751          12,608
 03/31/1996                 14,090                14,489          13,251
 06/30/1996                 15,751                15,138          13,914
 09/30/1996                 16,105                15,607          13,961
 12/31/1996                 15,101                16,906          14,687
 03/31/1997                 13,118                17,360          13,928
 06/30/1997                 15,515                20,388          16,185
 09/30/1997                 17,446                21,915          18,594
 12/31/1997                 16,542                22,545          17,972
 03/31/1998                 18,355                25,687          19,779
 06/30/1998                 17,488                26,540          18,857
 09/30/1998                 13,719                23,906          15,058
 12/31/1998                 16,090                28,992          17,514
 03/31/1999                 14,313                30,436          16,564
 06/30/1999                 15,633                32,577          19,140
 09/30/1999                 15,190                30,548          17,930
 12/31/1999                 24,162                35,090          21,237
 03/31/2000                 27,737                35,894          22,741
 06/30/2000                 24,108                34,940          21,882
 09/30/2000                 24,465                34,602          22,124
 12/31/2000                 20,856                31,896          20,595
 03/31/2001                 16,859                28,117          19,256
 06/30/2001                 20,171                29,762          22,007
 09/30/2001                 15,410                25,395          17,432
 12/31/2001                 18,438                28,108          21,107
 03/31/2002                 18,317                28,186          21,948
 06/30/2002                 15,564                24,412          20,115
 09/30/2002                 13,155                20,197          15,810
 12/31/2002                 13,994                21,898          16,784
 03/31/2003                 13,360                21,209          16,030
 06/30/2003                 16,221                24,472          19,785
 09/30/2003                 18,079                25,120          21,581
 12/31/2003                 19,449                28,176          24,715
 03/31/2004                 20,162                28,653          26,262
 06/30/2004                 19,938                29,146          26,386
 09/30/2004                 18,125                28,601          25,633

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year -5.57%    5-Year 2.64%    10-Year 6.13%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                         13 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Discovery Fund (Class C)

    S&P 500 Index

    Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                       Discovery Fund                             Russell
    Date                 (Class C)             S&P 500 Index     2000 Index

 10/02/1995                 10,000                10,000          10,000
 12/31/1995                 10,536                10,602          10,217
 03/31/1996                 11,194                11,170          10,738
 06/30/1996                 12,516                11,671          11,275
 09/30/1996                 12,796                12,032          11,313
 12/31/1996                 11,998                13,034          11,902
 03/31/1997                 10,422                13,384          11,287
 06/30/1997                 12,328                15,719          13,116
 09/30/1997                 13,869                16,896          15,068
 12/31/1997                 13,152                17,381          14,564
 03/31/1998                 14,595                19,804          16,029
 06/30/1998                 13,904                20,461          15,281
 09/30/1998                 10,909                18,431          12,203
 12/31/1998                 12,792                22,352          14,193
 03/31/1999                 11,383                23,465          13,423
 06/30/1999                 12,431                25,116          15,511
 09/30/1999                 12,079                23,552          14,530
 12/31/1999                 19,210                27,053          17,210
 03/31/2000                 22,053                27,673          18,429
 06/30/2000                 19,170                26,938          17,732
 09/30/2000                 19,440                26,677          17,928
 12/31/2000                 16,542                24,591          16,690
 03/31/2001                 13,345                21,677          15,604
 06/30/2001                 15,940                22,945          17,834
 09/30/2001                 12,156                19,578          14,126
 12/31/2001                 14,513                21,670          17,105
 03/31/2002                 14,388                21,730          17,786
 06/30/2002                 12,203                18,821          16,301
 09/30/2002                 10,296                15,571          12,812
 12/31/2002                 10,929                16,883          13,601
 03/31/2003                 10,421                16,351          12,990
 06/30/2003                 12,625                18,867          16,033
 09/30/2003                 14,044                19,366          17,489
 12/31/2003                 15,080                21,723          20,028
 03/31/2004                 15,600                22,090          21,282
 06/30/2004                 15,393                22,470          21,383
 09/30/2004                 13,970                22,050          20,772

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year -1.52%    5-Year 2.95%    Since Inception (10/2/95) 3.79%


                         14 | OPPENHEIMER DISCOVERY FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Discovery Fund (Class N)

    S&P 500 Index

    Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                       Discovery Fund                             Russell
    Date                 (Class N)             S&P 500 Index     2000 Index

 03/01/2001                 10,000              10,000            10,000
 03/31/2001                  9,248               9,367             9,511
 06/30/2001                 11,059               9,915            10,870
 09/30/2001                  8,440               8,460             8,610
 12/31/2001                 10,092               9,364            10,426
 03/31/2002                 10,018               9,390            10,841
 06/30/2002                  8,507               8,132             9,935
 09/30/2002                  7,187               6,728             7,809
 12/31/2002                  7,635               7,295             8,290
 03/31/2003                  7,290               7,065             7,918
 06/30/2003                  8,842               8,153             9,772
 09/30/2003                  9,852               8,368            10,659
 12/31/2003                 10,588               9,387            12,207
 03/31/2004                 10,969               9,545            12,972
 06/30/2004                 10,839               9,710            13,033
 09/30/2004                  9,847               9,528            12,661

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year -1.05%   5-Year N/A   Since Inception (3/1/01) -0.43%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         15 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Discovery Fund (Class Y)

    S&P 500 Index

    Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                       Discovery Fund                             Russell
    Date                 (Class Y)             S&P 500 Index     2000 Index

 09/30/1994                 10,000                10,000          10,000
 12/31/1994                  9,801                 9,998           9,815
 03/31/1995                 10,394                10,971          10,268
 06/30/1995                 11,127                12,017          11,231
 09/30/1995                 12,828                12,971          12,340
 12/31/1995                 13,425                13,751          12,608
 03/31/1996                 14,304                14,489          13,251
 06/30/1996                 16,032                15,138          13,914
 09/30/1996                 16,431                15,607          13,961
 12/31/1996                 15,450                16,906          14,687
 03/31/1997                 13,453                17,360          13,928
 06/30/1997                 15,954                20,388          16,185
 09/30/1997                 17,992                21,915          18,594
 12/31/1997                 17,110                22,545          17,972
 03/31/1998                 19,040                25,687          19,779
 06/30/1998                 18,188                26,540          18,857
 09/30/1998                 14,310                23,906          15,058
 12/31/1998                 16,813                28,992          17,514
 03/31/1999                 14,995                30,436          16,564
 06/30/1999                 16,412                32,577          19,140
 09/30/1999                 16,001                30,548          17,930
 12/31/1999                 25,509                35,090          21,237
 03/31/2000                 29,352                35,894          22,741
 06/30/2000                 25,593                34,940          21,882
 09/30/2000                 26,029                34,602          22,124
 12/31/2000                 22,182                31,896          20,595
 03/31/2001                 17,944                28,117          19,256
 06/30/2001                 21,490                29,762          22,007
 09/30/2001                 16,430                25,395          17,432
 12/31/2001                 19,671                28,108          21,107
 03/31/2002                 19,560                28,186          21,948
 06/30/2002                 16,633                24,412          20,115
 09/30/2002                 14,069                20,197          15,810
 12/31/2002                 14,978                21,898          16,784
 03/31/2003                 14,311                21,209          16,030
 06/30/2003                 17,378                24,472          19,785
 09/30/2003                 19,386                25,120          21,581
 12/31/2003                 20,871                28,176          24,715
 03/31/2004                 21,655                28,653          26,262
 06/30/2004                 21,432                29,146          26,386
 09/30/2004                 19,502                28,601          25,633

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES AT 9/30/04

1-Year 0.60%    5-Year 4.04%   10-Year 6.91%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         16 | OPPENHEIMER DISCOVERY FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/4/91, so actual performance may have bee higher.

CLASS B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         17 | OPPENHEIMER DISCOVERY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                         18 | OPPENHEIMER DISCOVERY FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       BEGINNING    ENDING       EXPENSES
                       ACCOUNT      ACCOUNT      PAID DURING
                       VALUE        VALUE        6-MONTHS ENDED
                       (4/1/04)     (9/30/04)    SEPTEMBER 30, 2004
-------------------------------------------------------------------
Class A Actual         $ 1,000.00   $   899.00   $  6.10
-------------------------------------------------------------------
Class A Hypothetical     1,000.00     1,018.60      6.48
-------------------------------------------------------------------
Class B Actual           1,000.00       895.10     10.20
-------------------------------------------------------------------
Class B Hypothetical     1,000.00     1,014.30     10.83
-------------------------------------------------------------------
Class C Actual           1,000.00       895.50      9.91
-------------------------------------------------------------------
Class C Hypothetical     1,000.00     1,014.60     10.53
-------------------------------------------------------------------
Class N Actual           1,000.00       897.70      7.48
-------------------------------------------------------------------
Class N Hypothetical     1,000.00     1,017.15      7.95
-------------------------------------------------------------------
Class Y Actual           1,000.00       900.30      4.57
-------------------------------------------------------------------
Class Y Hypothetical     1,000.00     1,020.20      4.86

Hypothetical assumes 5% annual return before expenses.
Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A         1.28%
------------------------
Class B         2.14
------------------------
Class C         2.08
------------------------
Class N         1.57
------------------------
Class Y         0.96

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                         19 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--91.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Design Within
Reach, Inc. 1                                             51,000   $     876,690
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.5%
P.F. Chang's China
Bistro, Inc. 1                                           155,000       7,515,950
--------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                            74,100       2,993,640
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                       288,300       8,034,921
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                           572,200      10,929,020
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                   332,100      12,440,466
                                                                   -------------
                                                                      41,913,997

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
Coldwater Creek, Inc. 1                                  289,500       6,041,865
--------------------------------------------------------------------------------
MEDIA--0.9%
Navarre Corp. 1                                          300,000       4,347,000
--------------------------------------------------------------------------------
TiVo, Inc. 1                                             611,100       4,045,482
                                                                   -------------
                                                                       8,392,482

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
American Eagle
Outfitters, Inc. 1                                       238,400       8,785,040
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                 276,500       9,511,600
                                                                   -------------
                                                                      18,296,640

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Deckers Outdoor
Corp. 1                                                  282,700       9,611,800
--------------------------------------------------------------------------------
ENERGY--2.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
FMC Technologies,
Inc. 1                                                   150,000       5,010,000
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc. 1                                     174,600       6,599,880
                                                                   -------------
                                                                      11,609,880

--------------------------------------------------------------------------------
OIL & GAS--1.2%
Frontline Ltd.                                           100,000       4,719,000
--------------------------------------------------------------------------------
General Maritime
Corp. 1                                                  190,000       6,617,700
                                                                   -------------
                                                                      11,336,700

--------------------------------------------------------------------------------
FINANCIALS--10.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
National Financial
Partners Corp.                                           172,400       6,168,472
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
BankAtlantic
Bancorp, Inc.                                            200,000       3,664,000
--------------------------------------------------------------------------------
East West Bancorp, Inc.                                  153,200       5,145,988
--------------------------------------------------------------------------------
First Niagara Financial
Group, Inc.                                              338,200       4,525,116
--------------------------------------------------------------------------------
Westcorp                                                 409,500      17,411,940
                                                                   -------------
                                                                      30,747,044

--------------------------------------------------------------------------------
CONSUMER FINANCE--1.0%
First Marblehead
Corp. (The) 1                                            210,000       9,744,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
CapitalSource, Inc. 1                                    373,900       8,352,926
--------------------------------------------------------------------------------
Collegiate Funding
Services, Inc. 1                                         200,000       2,512,000
--------------------------------------------------------------------------------
Investors Financial
Services Corp.                                           164,100       7,405,833
                                                                   -------------
                                                                      18,270,759

--------------------------------------------------------------------------------
REAL ESTATE--1.9%
Newcastle
Investment Corp.                                         265,500       8,150,850
--------------------------------------------------------------------------------
Redwood Trust, Inc.                                      157,500       9,831,150
                                                                   -------------
                                                                      17,982,000

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Commercial Capital
Bancorp, Inc.                                            500,433      11,354,832
--------------------------------------------------------------------------------
HEALTH CARE--19.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--5.5%
Digene Corp. 1                                            97,600       2,533,696
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                        261,600      10,429,992


                         20 | OPPENHEIMER DISCOVERY FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Martek Biosciences
Corp. 1                                                  392,900   $  19,110,656
--------------------------------------------------------------------------------
Pharmacyclics, Inc. 1                                    687,200       7,085,032
--------------------------------------------------------------------------------
Pharmion Corp. 1                                         126,900       6,560,222
--------------------------------------------------------------------------------
VaxGen, Inc. 1                                           360,500       4,812,675
                                                                   -------------
                                                                      50,532,273

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
Advanced Medical
Optics, Inc. 1                                           175,000       6,924,750
--------------------------------------------------------------------------------
Animas Corp. 1                                           312,800       5,036,080
--------------------------------------------------------------------------------
Given Imaging Ltd. 1                                     196,300       7,547,735
--------------------------------------------------------------------------------
Inamed Corp. 1                                           239,600      11,421,732
                                                                   -------------
                                                                      30,930,297

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Amedisys, Inc. 1                                         117,600       3,522,120
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1                                       392,200       5,228,026
--------------------------------------------------------------------------------
Omnicell, Inc. 1                                         395,000       5,221,900
--------------------------------------------------------------------------------
Psychiatric
Solutions, Inc. 1                                        200,000       5,070,000
--------------------------------------------------------------------------------
United Surgical
Partners
International, Inc. 1                                    245,200       8,422,620
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                       596,900      12,314,047
--------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                    300,000       5,085,000
                                                                   -------------
                                                                      44,863,713

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.4%
Able Laboratories, Inc. 1                                211,000       4,042,760
--------------------------------------------------------------------------------
DOV
Pharmaceutical, Inc. 1                                   501,600       8,597,424
--------------------------------------------------------------------------------
Eon Labs, Inc. 1                                         319,700       6,937,490
--------------------------------------------------------------------------------
Medicis Pharmaceutical
Corp., Cl. A                                             225,000       8,784,000
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                       573,600      15,309,384
--------------------------------------------------------------------------------
Salix Pharmaceuticals
Ltd. 1                                                   279,100       6,006,232
                                                                   -------------
                                                                      49,677,290

--------------------------------------------------------------------------------
INDUSTRIALS--9.9%
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
EGL, Inc. 1                                              290,000       8,775,400
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
51job, Inc., ADR 1                                        36,200         751,150
--------------------------------------------------------------------------------
Bright Horizons
Family Solutions, Inc. 1                                   5,000         271,450
--------------------------------------------------------------------------------
Corinthian Colleges,
Inc. 1                                                   345,500       4,657,340
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                                109,600       6,711,904
--------------------------------------------------------------------------------
Gevity HR, Inc.                                          191,800       2,949,884
--------------------------------------------------------------------------------
Strayer Education, Inc.                                   75,000       8,625,750
                                                                   -------------
                                                                      23,967,478

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Intermagnetics
General Corp. 1                                          344,200       7,968,230
--------------------------------------------------------------------------------
MACHINERY--1.9%
Ceradyne, Inc. 1                                         217,050       9,530,666
--------------------------------------------------------------------------------
Nordson Corp.                                            235,500       8,084,715
                                                                   -------------
                                                                      17,615,381

--------------------------------------------------------------------------------
MARINE--0.0%
Ship Finance
International Ltd.                                        15,000         301,500
--------------------------------------------------------------------------------
ROAD & RAIL--2.7%
Landstar System, Inc. 1                                  164,400       9,646,992
--------------------------------------------------------------------------------
Old Dominion
Freight Line, Inc. 1                                     288,400       8,308,804
--------------------------------------------------------------------------------
Yellow Roadway
Corp. 1                                                  156,300       7,328,907
                                                                   -------------
                                                                      25,284,703

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
MSC Industrial
Direct Co., Inc., Cl. A                                  246,100       8,387,088
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.4%
ADTRAN, Inc.                                             334,600       7,588,728
--------------------------------------------------------------------------------
Airspan Networks, Inc. 1                                 525,000       2,850,750
--------------------------------------------------------------------------------
Andrew Corp. 1                                           681,600       8,342,784
--------------------------------------------------------------------------------
Ditech
Communications Corp. 1                                   385,300       8,626,867


                         21 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
F5 Networks, Inc. 1                                      276,900   $   8,434,374
--------------------------------------------------------------------------------
Polycom, Inc. 1                                          285,200       5,652,664
--------------------------------------------------------------------------------
Sierra Wireless, Inc. 1                                  465,800       8,291,240
                                                                   -------------
                                                                      49,787,407

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.3%
Advanced Digital
Information Corp. 1                                      309,000       2,688,300
--------------------------------------------------------------------------------
Avid Technology, Inc. 1                                  250,000      11,717,500
--------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                 278,800       6,551,800
                                                                   -------------
                                                                      20,957,600

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
Aeroflex, Inc. 1                                         940,000       9,935,800
--------------------------------------------------------------------------------
Cogent, Inc. 1                                            35,100         639,522
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                     250,000      14,625,000
--------------------------------------------------------------------------------
Staktek Holdings, Inc. 1                                  58,800         229,320
--------------------------------------------------------------------------------
TTM Technologies,
Inc. 1                                                   225,000       2,000,250
                                                                   -------------
                                                                      27,429,892

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.6%
Aladdin Knowledge
Systems Ltd. 1                                           260,800       5,842,181
--------------------------------------------------------------------------------
Ask Jeeves, Inc. 1                                       238,800       7,811,148
--------------------------------------------------------------------------------
Digitas, Inc. 1                                          512,600       3,962,398
--------------------------------------------------------------------------------
eCollege.com, Inc. 1                                     722,900       6,975,985
--------------------------------------------------------------------------------
Ivillage, Inc. 1                                         500,000       3,000,000
--------------------------------------------------------------------------------
National Information
Consortium, Inc. 1                                       467,200       2,504,192
--------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                                 156,400       5,932,252
--------------------------------------------------------------------------------
SINA Corp. 1                                             167,000       4,256,830
--------------------------------------------------------------------------------
SupportSoft, Inc. 1                                      712,900       6,943,646
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         264,100       5,250,308
                                                                   -------------
                                                                      52,478,940

--------------------------------------------------------------------------------
IT SERVICES--3.1%
Aquantive, Inc. 1                                        500,000       4,825,000
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                        305,200       9,311,652
--------------------------------------------------------------------------------
Global Payments, Inc.                                    130,000       6,961,500
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                           229,600       8,182,944
                                                                   -------------
                                                                      29,281,096

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.6%
Zebra Technologies
Corp., Cl. A 1                                           248,100      15,136,581
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.4%
AMIS Holdings, Inc. 1                                    313,000       4,231,760
--------------------------------------------------------------------------------
Atheros
Communications, Inc. 1                                    28,600         291,720
--------------------------------------------------------------------------------
ATI Technologies, Inc. 1                                 407,900       6,253,107
--------------------------------------------------------------------------------
ATMI, Inc. 1                                             500,000      10,240,000
--------------------------------------------------------------------------------
Exar Corp. 1                                             438,100       6,203,496
--------------------------------------------------------------------------------
LTX Corp. 1                                              527,800       2,855,398
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                             426,100      11,133,993
--------------------------------------------------------------------------------
Microsemi Corp. 1                                        433,800       6,116,580
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                                1,345,600       4,211,728
--------------------------------------------------------------------------------
Silicon Laboratories,
Inc. 1                                                   159,000       5,261,310
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1                                       656,100       4,179,357
--------------------------------------------------------------------------------
Skyworks Solutions,
Inc. 1                                                 1,219,100      11,581,450
--------------------------------------------------------------------------------
Zoran Corp. 1                                            336,300       5,286,636
                                                                   -------------
                                                                      77,846,535

--------------------------------------------------------------------------------
SOFTWARE--8.4%
Activision, Inc. 1                                     1,080,250      14,983,068
--------------------------------------------------------------------------------
Altiris, Inc. 1                                          203,100       6,428,115
--------------------------------------------------------------------------------
Autodesk, Inc.                                           280,000      13,616,400
--------------------------------------------------------------------------------
CallWave, Inc. 1                                          42,000         401,100
--------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                 256,600       2,763,582
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                       633,300      12,716,664
--------------------------------------------------------------------------------
Macrovision Corp. 1                                      435,000      10,474,800
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1                                       546,300       8,238,204
--------------------------------------------------------------------------------
Mercury Interactive
Corp. 1                                                  100,000       3,488,000
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                   127,400       4,693,416
                                                                   -------------
                                                                      77,803,349


                         22 | OPPENHEIMER DISCOVERY FUND

                                                                        VALUE
                                                       SHARES      SEE NOTE 1
------------------------------------------------------------------------------
MATERIALS--2.9%
------------------------------------------------------------------------------
CHEMICALS--1.2%
Headwaters, Inc. 1                                    300,000   $   9,258,000
------------------------------------------------------------------------------
Olin Corp.                                             79,400       1,588,000
                                                                --------------
                                                                   10,846,000

------------------------------------------------------------------------------
METALS & MINING--1.7%
Allegheny
Technologies, Inc.                                    175,000       3,193,750
------------------------------------------------------------------------------
GrafTech
International Ltd. 1                                  470,200       6,559,290
------------------------------------------------------------------------------
Oregon Steel
Mills, Inc. 1                                         386,900       6,434,147
                                                                --------------
                                                                   16,187,187

------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.0%
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
JAMDAT Mobile, Inc. 1                                   9,900         228,392
                                                                --------------
Total Common Stocks
(Cost $747,835,516)                                               848,633,493

------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------
Candescent Technologies Corp.:
$2.50 Cv., Series D,
Vtg. 1,2                                            1,200,000              --
Sr. Exchangeable,
Series E, Vtg. 1,2                                    800,000              --
Sr. Exchangeable,
Series F, Vtg. 1,2                                    200,000              --
                                                                --------------
Total Preferred Stocks
(Cost $8,900,000)                                                          --

                                                        UNITS
------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------
Discovery Laboratories,
Inc. Wts., Exp. 9/20/10 1,2
(Cost $0)                                             123,908         516,705

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.9%
------------------------------------------------------------------------------
Undivided interest of 77.33% in joint
repurchase agreement (Principal Amount/
Value $38,794,000, with a maturity value
of $38,795,832) with Cantor Fitzgerald
& Co./Cantor Fitzgerald Securities,
1.70%, dated 9/30/04, to be repurchased
at $30,001,417 on 10/1/04, collateralized
by U.S. Treasury Bills, 1/20/05, with a
value of $39,586,075                             $ 30,000,000   $  30,000,000
------------------------------------------------------------------------------
Undivided interest of 8.43% in joint
repurchase agreement (Principal Amount/
Value $729,739,000, with a maturity
value of $729,775,487) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased
at $61,513,076 on 10/1/04, collateralized
by Federal National Mortgage Assn.,
5%, 3/1/34, with a value
of $745,857,878                                    61,510,000      61,510,000
                                                                --------------
Total Joint Repurchase
Agreements
(Cost $91,510,000)                                                 91,510,000

------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $848,245,516)                                     101.3%    940,660,198
------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                             (1.3)    (12,507,821)
                                                 -----------------------------
NET ASSETS                                              100.0%  $ 928,152,377
                                                 =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         23 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $848,245,516)--see accompanying statement of investments   $   940,660,198
-------------------------------------------------------------------------------------------------------
Cash                                                                                         1,044,583
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                            32,299,972
Interest and dividends                                                                         360,696
Other                                                                                           20,911
                                                                                       ----------------
Total assets                                                                               974,386,360

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       43,317,349
Shares of beneficial interest redeemed                                                       1,499,011
Distribution and service plan fees                                                             535,852
Transfer and shareholder servicing agent fees                                                  255,136
Shareholder communications                                                                     251,411
Trustees' compensation                                                                         241,526
Other                                                                                          133,698
                                                                                       ----------------
Total liabilities                                                                           46,233,983

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $   928,152,377
                                                                                       ================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $        24,271
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               1,071,882,030
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (232,189)
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (235,936,417)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  92,414,682
                                                                                       ----------------
NET ASSETS                                                                             $   928,152,377
                                                                                       ================


                         24 | OPPENHEIMER DISCOVERY FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $694,975,570
and 17,860,004 shares of beneficial interest outstanding)                                         $ 38.91
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $ 41.28
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $125,946,558 and 3,598,542 shares
of beneficial interest outstanding)                                                               $ 35.00
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $44,415,075 and 1,242,795 shares
of beneficial interest outstanding)                                                               $ 35.74
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $9,719,261 and 252,370 shares
of beneficial interest outstanding)                                                               $ 38.51
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $53,095,913 and 1,317,269 shares of beneficial interest outstanding)                           $ 40.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         25 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------
Dividends                                              $    2,633,812
----------------------------------------------------------------------
Interest                                                      329,872
                                                       ---------------
Total investment income                                     2,963,684

----------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------
Management fees                                             7,122,964
----------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                     1,882,050
Class B                                                     1,517,987
Class C                                                       494,564
Class N                                                        36,642
----------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                     2,457,243
Class B                                                       626,612
Class C                                                       217,005
Class N                                                        35,938
Class Y                                                       157,957
----------------------------------------------------------------------
Shareholder communications:
Class A                                                       120,204
Class B                                                       112,652
Class C                                                        14,596
Class N                                                         1,239
----------------------------------------------------------------------
Custodian fees and expenses                                   195,713
----------------------------------------------------------------------
Trustees' compensation                                         48,988
----------------------------------------------------------------------
Other                                                         120,863
                                                       ---------------
Total expenses                                             15,163,217
Less reduction to custodian expenses                           (4,183)
Less payments and waivers of expenses                        (236,817)
                                                       ---------------
Net expenses                                               14,922,217

----------------------------------------------------------------------
NET INVESTMENT LOSS                                       (11,958,533)


                         26 | OPPENHEIMER DISCOVERY FUND

----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------
Net realized gain on:
Investments                                            $  149,343,872
Net increase from payment by affiliate                         15,368
                                                       ---------------
Net realized gain                                         149,359,240
----------------------------------------------------------------------
Net change in unrealized appreciation on investments     (132,018,331)

----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $    5,382,376
                                                       ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         27 | OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                              2004              2003
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment loss                                        $   (11,958,533)  $    (8,510,499)
---------------------------------------------------------------------------------------------
Net realized gain                                              149,359,240        39,668,785
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)          (132,018,331)      247,132,042
                                                           ----------------------------------
Net increase in net assets resulting from operations             5,382,376       278,290,328

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                        (82,148,237)       (6,160,217)
Class B                                                        (36,314,792)      (39,188,474)
Class C                                                         (3,717,413)        1,553,417
Class N                                                          5,620,874         1,104,042
Class Y                                                         (3,641,050)        4,517,889

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase (decrease)                                     (114,818,242)      240,116,985
---------------------------------------------------------------------------------------------
Beginning of period                                          1,042,970,619       802,853,634
                                                           ----------------------------------
End of period (including accumulated net investment loss
of $232,189 and $210,299, respectively)                    $   928,152,377   $ 1,042,970,619
                                                           ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                   2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   38.81   $   28.24   $   33.08   $   66.77   $     43.26
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.37)       (.26)       (.22)       (.19)         (.32)
Net realized and unrealized gain (loss)                 .47       10.83       (4.62)     (20.66)        26.72
                                                  -------------------------------------------------------------
Total from investment operations                        .10       10.57       (4.84)     (20.85)        26.40
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                     --          --          --      (12.84)        (2.89)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   38.91   $   38.81   $   28.24   $   33.08   $     66.77
                                                  =============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     0.26%      37.43%     (14.63)%    (37.01)%       62.15%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 694,976   $ 772,420   $ 572,843   $ 754,082   $ 1,286,298
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 775,665   $ 639,170   $ 753,304   $ 988,717   $ 1,176,289
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (1.00)%     (0.83)%     (0.74)%     (0.31)%       (0.47)%
Total expenses                                         1.29%       1.41%       1.45%       1.25%         1.15%
Expenses after payments and waivers
and reduction to custodian expenses                    1.28%       1.35%       1.42%        N/A 3         N/A 3
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 135%        172%        143%        155%          224%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                   2004          2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   35.21     $   25.81   $   30.46   $   62.99   $   41.22
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (1.50)        (1.09)       (.91)       (.29)       (.47)
Net realized and unrealized gain (loss)                1.29         10.49       (3.74)     (19.40)      25.13
                                                  -------------------------------------------------------------
Total from investment operations                       (.21)         9.40       (4.65)     (19.69)      24.66
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                     --            --          --      (12.84)      (2.89)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   35.00     $   35.21   $   25.81   $   30.46   $   62.99
                                                  =============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    (0.60)%       36.42%     (15.27)%    (37.48)%     60.95%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 125,947     $ 160,851   $ 154,657   $ 234,023   $ 423,689
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 151,725     $ 148,410   $ 223,215   $ 315,607   $ 371,643
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (1.85)%       (1.56)%     (1.50)%     (1.07)%     (1.22)%
Total expenses                                         2.20%         2.35%       2.21%       2.01%       1.90%
Expenses after payments and waivers
and reduction to custodian expenses                    2.13%         2.10%       2.18%        N/A 3       N/A 3
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 135%          172%        143%        155%        224%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         30 | OPPENHEIMER DISCOVERY FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                  2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  35.93   $  26.34   $  31.10   $  64.00   $  41.85
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.82)      (.44)      (.59)      (.24)      (.24)
Net realized and unrealized gain (loss)                .63      10.03      (4.17)    (19.82)     25.28
                                                  ------------------------------------------------------
Total from investment operations                      (.19)      9.59      (4.76)    (20.06)     25.04
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    --         --         --     (12.84)     (2.89)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  35.74   $  35.93   $  26.34   $  31.10   $  64.00
                                                  ======================================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   (0.53)%    36.41%    (15.31)%   (37.47)%    60.95%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 44,415   $ 48,263   $ 34,673   $ 44,404   $ 70,140
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 49,464   $ 38,930   $ 45,655   $ 56,301   $ 55,205
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                  (1.80)%    (1.58)%    (1.50)%    (1.07)%    (1.20)%
Total expenses                                        2.19%      2.38%      2.21%      2.01%      1.90%
Expenses after payments and waivers
and reduction to custodian expenses                   2.09%      2.12%      2.18%       N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                135%       172%       143%       155%       224%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N YEAR ENDED SEPTEMBER 30,                     2004      2003      2002        2001 1
-------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 38.53   $ 28.11   $  33.01   $  39.11
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.42)     (.35)      (.30)      (.13)
Net realized and unrealized gain (loss)               .40     10.77      (4.60)     (5.97)
                                                  -----------------------------------------
Total from investment operations                     (.02)    10.42      (4.90)     (6.10)
-------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   --        --         --         --
-------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 38.51   $ 38.53   $  28.11   $  33.01
                                                  =========================================

-------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (0.05)%   37.07%    (14.84)%   (15.60)%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 9,719   $ 4,363   $  2,236   $    147
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 7,381   $ 3,088   $  1,786   $    105
-------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (1.26)%   (1.13)%    (0.97)%    (0.93)%
Total expenses                                       1.72%     2.12%      1.68%      1.55%
Expenses after payments and waivers and
reduction to custodian expenses                      1.58%     1.65%      1.65%       N/A 4
-------------------------------------------------------------------------------------------
Portfolio turnover rate                               135%      172%       143%       155%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         32 | OPPENHEIMER DISCOVERY FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                  2004       2003        2002       2001       2000
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  40.07   $  29.08    $  33.96   $  68.06   $  43.92
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.21)      (.26)       (.06)      (.17)      (.30)
Net realized and unrealized gain (loss)                .45      11.25       (4.82)    (21.09)     27.33
                                                  -------------------------------------------------------
Total from investment operations                       .24      10.99       (4.88)    (21.26)     27.03
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    --         --          --     (12.84)     (2.89)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  40.31   $  40.07    $  29.08   $  33.96   $  68.06
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    0.60%     37.79%     (14.37)%   (36.88)%    62.68%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 53,096   $ 57,074    $ 38,444   $ 50,125   $ 87,131
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 61,766   $ 43,531    $ 50,275   $ 64,264   $ 76,635
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                  (0.67)%    (0.57)%     (0.43)%    (0.13)%    (0.11)%
Total expenses                                        0.95%      1.16%       1.26%      1.14%      0.80%
Expenses after payments and waivers
and reduction to custodian expenses                    N/A 3     1.10%       1.11%      1.06%       N/A 3
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                135%       172%        143%       155%       224%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's


                         34 | OPPENHEIMER DISCOVERY FUND
assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $ --                      $ --        $ 233,832,285         $ 90,310,551

1. As of September 30, 2004, the Fund had $233,832,285 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforwards were as follows:


                         35 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                     EXPIRING
                     ------------------------
                     2010       $ 125,100,589
                     2011         108,731,696
                                -------------
                     Total      $ 233,832,285
                                =============

2. During the fiscal year ended September 30, 2004, the Fund utilized $145,584,050 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                      INCREASE TO
                                   REDUCTION TO   ACCUMULATED NET
              REDUCTION TO ACCUMULATED NET REALIZED LOSS PAID-IN CAPITAL INVESTMENT LOSS ON INVESTMENTS
              ---------------------------------------------------
              $ 9,708,466          $ 11,936,643       $ 2,228,177

No distributions were paid during the years ended September 30, 2004 and September 30, 2003.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities   $ 850,349,647
                                               ==============

              Gross unrealized appreciation    $ 164,867,970
              Gross unrealized depreciation      (74,557,419)
                                               --------------
              Net unrealized appreciation      $  90,310,551
                                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2004, the Fund's projected benefit obligations were increased by $19,050 and payments of $16,116 were made to retired trustees, resulting in an accumulated liability of $215,389 as of September 30, 2004.


                         36 | OPPENHEIMER DISCOVERY FUND

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         37 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          YEAR ENDED SEPTEMBER 30, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                         3,492,410   $  146,291,015     10,030,343   $  315,000,736
Redeemed                    (5,532,857)    (228,439,252)   (10,414,246)    (321,160,953)
                            ------------------------------------------------------------
Net decrease                (2,040,447)  $  (82,148,237)      (383,903)  $   (6,160,217)
                            ============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                           710,554   $   26,834,728        970,285   $   29,163,211
Redeemed                    (1,680,893)     (63,149,520)    (2,394,220)     (68,351,685)
                            ------------------------------------------------------------
Net decrease                  (970,339)  $  (36,314,792)    (1,423,935)  $  (39,188,474)
                            ============================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                           305,902   $   11,770,243        553,181   $   17,200,866
Redeemed                      (406,203)     (15,487,656)      (526,300)     (15,647,449)
                            ------------------------------------------------------------
Net increase (decrease)       (100,301)  $   (3,717,413)        26,881   $    1,553,417
                            ============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                           189,761   $    7,714,906         60,881   $    2,008,924
Redeemed                       (50,634)      (2,094,032)       (27,175)        (904,882)
                            ------------------------------------------------------------
Net increase                   139,127   $    5,620,874         33,706   $    1,104,042
                            ============================================================

----------------------------------------------------------------------------------------
CLASS Y
Sold                           765,415   $   33,587,932        613,815   $   21,921,802
Redeemed                      (872,384)     (37,228,982)      (511,507)     (17,403,913)
                            ------------------------------------------------------------
Net increase (decrease)       (106,969)  $   (3,641,050)       102,308   $    4,517,889
                            ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2004, were $1,382,738,730 and $1,579,919,751, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                         38 | OPPENHEIMER DISCOVERY FUND
account fee. For the year ended September 30, 2004, the Fund paid $3,363,495 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $4,658,256, $1,178,183 and $113,192, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                         39 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                           CLASS A         CLASS B         CLASS C        CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED       DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------------------------
September 30, 2004       $ 284,911         $ 7,297       $ 298,921        $ 11,964        $ 3,243

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $15,368, an amount equivalent to certain of such commissions incurred in prior years.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $58,858, $118,521, $48,971 and $10,467 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2004 was $516,705, which represents 0.06% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                 VALUATION AS OF        UNREALIZED
                                     ACQUISITION                   SEPTEMBER 30,      APPRECIATION
SECURITY                                   DATES          COST              2004     (DEPRECIATION)
---------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Candescent Technologies Corp.,
$2.50 Cv., Series D, Vtg.                3/31/95   $ 3,000,000         $       --     $ (3,000,000)
Candescent Technologies Corp.,
Sr. Exchangeable, Series E, Vtg.         4/24/96     4,400,000                 --       (4,400,000)
Candescent Technologies Corp.,
Sr. Exchangeable, Series F, Vtg.         6/11/97     1,500,000                 --       (1,500,000)
Discovery Laboratories, Inc. Wts.,
Exp. 9/20/10                             6/24/03            --            516,705          516,705


                         40 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

   OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                         41 | OPPENHEIMER DISCOVERY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DISCOVERY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Discovery Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Discovery Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
October 21, 2004


                         42 | OPPENHEIMER DISCOVERY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         43 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                       CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                               HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,            Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board of       2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
Trustees (since 2003);         (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993)           (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                        Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in
Trustee (since 1993)           the OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,          A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)           a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                        Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                               Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                               and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                               Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                               OppenheimerFunds complex.

MARY F. MILLER,                Formerly a Senior Vice President and General Auditor, American Express Company
Trustee (since 2004)           (July 1998-February 2003). Member of Trustees of the American Symphony
Age: 61                        Orchestra (October 1998 to present). Oversees 14 portfolios in the
                               OppenheimerFunds complex.

JOEL W. MOTLEY,                Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)           financial adviser); Managing Director (since January 2002) Carmona Motley,
Age: 52                        Inc. (privately-held financial adviser). Formerly a Managing Director of
                               Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                               1998-December 2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,            A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1985)           holding company); formerly a director of Prime Retail, Inc. (real estate
Age: 77                        investment trust) and Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc.
                               (international economic and business research) and a director of Lumbermens
                               Mutual Casualty Company, American Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

EDWARD V. REGAN,               President, Baruch College, CUNY; a director of RBAsset (real estate manager);
Trustee (since 1993)           a director of OffitBank; formerly Trustee, Financial Accounting Foundation
Age: 74                        (FASB and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard
                               College, Chairman of Municipal Assistance Corporation for the City of New
                               York, New York State Comptroller and Trustee of New York State and Local
                               Retirement Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


                         44 | OPPENHEIMER DISCOVERY FUND

RUSSELL S. REYNOLDS, JR.,      Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)           governance consulting and executive recruiting); a Life Trustee of
Age: 72                        International House (non-profit educational organization); a former trustee of
                               The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

DONALD W. SPIRO, *             Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the           (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
Board of Trustees, Trustee     OppenheimerFunds complex.
(since 1985) Age: 78

                               * Mr. Spiro is expected to retire as Trustee of the Board I Funds effective
                               October 31, 2004.

-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                    225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES
                               FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee          (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                   other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                        Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                               Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                               of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                               (transfer agent subsidiaries of the Manager); President and a director (since
                               July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                               Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                               (since July 2001); President (since November 1, 2001) and a director (since
                               July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                               President (since February 1997) of Massachusetts Mutual Life Insurance Company
                               (the Manager's parent company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that owns the shares of Babson
                               Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30,
                               2006). Formerly, Chief Operating Officer (September 2000-June 2001) of the
                               Manager; President and trustee (November 1999-November 2001) of MML Series
                               Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                               Company; President, Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                               1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios as
                               Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.


                         45 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MS. GRANGER
                               AND MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                               YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                               CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                               HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

LAURA GRANGER,                 Vice President of the Manager since October 2000; an officer of 3 portfolios
Vice President and Portfolio   in the OppenheimerFunds complex. Formerly a portfolio manager at Fortis
Manager (since 2003)           Advisors (July 1998-October 2000).
Age: 43

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)         Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                        Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of
                               OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since November 2000), and of
                               OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since
                               June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI
                               Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                               (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant
                               Treasurer of Centennial Asset Management Corporation (March 1999-October 2003)
                               and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                               Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of 84 portfolios in the
                               OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)         February 2002) of the Manager; General Counsel and a director (since November
Age: 56                        2001) of the Distributor; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; Senior Vice President and General Counsel (since
                               November 2001) of HarbourView Asset Management Corporation; Secretary and
                               General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                               Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and a director
                               (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                               President, General Counsel and a director (since November 2001) of Shareholder
                               Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                               Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                               (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                               the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                               1985-November 2001), Shareholder Financial Services, Inc. (November
                               1989-November 2001); and OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.


                         46 | OPPENHEIMER DISCOVERY FUND

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer       Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                   Formerly (until February 2004) Vice President and Director of Internal Audit
Age: 54                        of OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         47 | OPPENHEIMER DISCOVERY FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2004 and $28,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $44,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $208 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include consultations regarding the registrant's retirement plan with respect to its directors.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $50,500 in fiscal 2004 and $5,208 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is


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            compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


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ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)